Related Parties Transactions (Details) - Schedule of Due from Related Parties - Non Current - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties – Non-Current	$ 930,396	$ 865,477
BioFirst (Australia) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties – Non-Current	822,781	752,655
BioHopeKing Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties – Non-Current	$ 107,615	$ 112,822